Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	UBS Series Funds
Entity Central Index Key	0001060517
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2019
Document Effective Date	Dec. 30, 2019
Prospectus Date	Dec. 30, 2019
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Prospectus:
Trading Symbol	SELXX
UBS Select Government Institutional Fund | UBS Select Government Institutional Fund
Prospectus:
Trading Symbol	SEGXX
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Prospectus:
Trading Symbol	SETXX
UBS Select ESG Prime Institutional Fund | UBS Select ESG Prime Institutional Fund
Prospectus:
Trading Symbol	SGIXX
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Prospectus:
Trading Symbol	SPPXX
UBS Select Government Preferred Fund | UBS Select Government Preferred Fund
Prospectus:
Trading Symbol	SGPXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Prospectus:
Trading Symbol	STPXX
UBS Select ESG Prime Preferred Fund | UBS Select ESG Prime Preferred Fund:
Prospectus:
Trading Symbol	SSPXX
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Prospectus:
Trading Symbol	SPIXX
UBS Select Government Investor Fund | UBS Select Government Investor Fund
Prospectus:
Trading Symbol	SGEXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Prospectus:
Trading Symbol	STRXX
UBS Select ESG Prime Investor Fund | UBS Select ESG Prime Investor Fund
Prospectus:
Trading Symbol	SEIXX